Share Capital - Narrative (Details) - ZAR (R) R / shares in Units, R in Millions		1 Months Ended		12 Months Ended
	Feb. 20, 2019	Jul. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jan. 15, 2019
Disclosure of classes of share capital [line items]
Additional capital authorised			R 1,260
Ordinary share capital issued (as a percent)			15.00%
Shares issued and fully paid (in shares)			55,055,050
Shares issued price per share (in rand per share)			R 19.12
Proceeds from issuing shares		R 211	R 1,050
Share issue related cost			R 49
Shares issued relating to exercise of share options (in shares)				21,856,821	5,239,502
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)			1,200,000,000	1,200,000,000	1,200,000,000
Number of shares issued and fully paid (in shares)			500,251,751	539,841,195	500,251,751
Convertible preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)			4,400,000	4,400,000	4,400,000
Number of shares issued and fully paid (in shares)			0	4,400,000	0
ARM
Disclosure of classes of share capital [line items]
Shares issued and fully paid (in shares)		11,032,623
Shares issued price per share (in rand per share)		R 19.12
Ownership interest (as a percent)		14.29%		13.80%
Harmony ESOP Trust | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)						6,700,000
Harmony ESOP Trust | Share trust controlled by entity | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)			0	6,592,900	0
Harmony Gold Community Trust | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Minimum annual preference dividend (in rand per share)	R 2
Ordinary shares issued upon conversion of convertible preference shares (in shares)	1
Harmony Gold Community Trust | Share trust controlled by entity | Convertible preference shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	4,400,000		0	4,400,000	0